SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income (loss) from continuing operations	$ 2,331	$ (1,056)	$ 5,374	$ (14,249)		$ (20,636)
Add: stock based compensation expense, net of tax			43
Add: (gain) loss on convertible note, net of tax	384		1,134
Net income (loss) attributable to common stockholders from continuing operations, dilutive	2,715	(1,056)	6,551	(14,249)
Net income (loss) from discontinued operations	$ 4,814	$ (3,379)	$ 5,828	$ (24,495)		$ (32,186)
Weighted-average common shares outstanding, basic	5,039,340	1,180,562	4,303,537	1,177,853	1,664,502	609,800
Add: options and restricted stock units			3,637
Add: 2024 convertible note and second tranche note on as-converted basis	939,422		730,631
Weighted-average shares outstanding, dilutive	5,978,762	1,180,562	5,037,805	1,177,853	1,664,502	609,800